Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(each, a “Fund” and, together, the “Funds”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated May 1, 2015, to the

Statement of Additional Information dated November 1, 2014

______________________________________________________________________________

Effective May 1, 2015, Victory Capital Management Inc. (the "Advisor") replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds. The following supersedes any contrary information contained in the current Statement of Additional Information for each series and class of shares.

MANAGEMENT OF THE TRUST

Board Leadership Structure

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the SEC and are available upon request. The Board consists of four individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Advisor ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer and a Chief Compliance Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The Trust is led by Leigh A. Wilson, Chairman of the Board. Under the Trust's Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including, generally, (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a Chairman of the Board who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provides effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Wilson and seven other Independent Trustees and one Interested Trustee. There is also a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

David Brooks Adcock.  Mr. Adcock served for many years as an attorney for Duke University and Duke University Health System, where he provided oversight to complex business transactions such as mergers and acquisitions and dispositions.  He has served for more than 20 years as a public interest arbitrator for, among others, the New York Stock Exchange, the American Stock Exchange, the National Futures Association, FINRA and the American Arbitration Association.  The Board believes that Mr. Adcock’s knowledge of complex business transactions and the securities industry combined with his previous service on the boards of other mutual funds qualifies him to serve on the Board.

Nigel D.T. Andrews.  Mr. Andrews served for many years as a management consultant for a nationally recognized consulting company and as a senior executive at GE, including Vice President of Corporate Business Development, reporting to the Chairman, and as Executive Vice President of GE Capital.  He also served as a Director and member of the Audit and Risk Committee of Old Mutual plc, a large publicly traded company whose shares are traded on the London Stock Exchange.  Mr. Andrews formerly served as the non-executive chairman of Old Mutual’s US asset management business, where he also served on the audit and risk committee.  Mr. Andrews also served as a Governor of the London Business School.  The Board believes that his experience in these positions, particularly with respect to oversight of risk and the audit function of public companies, as well as his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

David C. Brown.  Mr. Brown serves as the Chairman and Chief Executive Officer (since 2013) of the Advisor, and, as such is an “interested person” of the Trust. Previously, he served as Co-Chief Executive Officer (2011-2013), and President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011) of the Advisor.  The Board believes that his position and experience with the

Advisor and his previous experience in the investment management business qualifies him to serve as a Trustee.

E. Lee Beard.  Ms. Beard, a certified public accountant, has served as the president, chief executive officer and director, and as a chief financial officer, of public, federally insured, depository institutions.  As such, Ms. Beard is familiar with issues relating to audits of financial institutions.  The Board believes that Ms. Beard’s experience as the chief executive officer of a depository institution, her service on the boards of other mutual funds and her knowledge of audit and accounting matters qualifies her to serve as a Trustee.

Sally M. Dungan. Ms. Dungan, a Chartered Financial Analyst, has been in the investment and financial management business for many years.  She currently serves as Chief Investment Officer for Tufts University, a position she has held since 2002, and previously served as Director of Pension Fund Management for Siemens Corporation (2000-2002), Deputy Chief Investment Officer and Senior Investment Officer of Public Markets of the Pension Reserves Investment Management Board of the Commonwealth of Massachusetts (1995-2000) and Administrative Manager for Lehman Brothers (1990-1995). Ms. Dungan has served on the boards, including their audit and investment committees, of private institutions and mutual funds. The Board believes Ms. Dungan’s extensive knowledge of the investment process and financial markets qualifies her to serve as a Trustee.

John L. Kelly. Mr. Kelly has more than 35 years of experience and leadership roles in the financial services industry including institutional electronic trading, capital markets, corporate and investment banking, retail brokerage, private equity, asset/wealth management, institutional services, mutual funds and related technology enabled services. He has served as an Independent Trustee of The Victory Portfolios, The Victory Institutional Funds, and The Victory Variable Insurance Funds from 2008 to 2011 and again beginning in February 2015. The Board believes that this experience qualifies him to serve as a Trustee.

David L. Meyer.  For six years, Mr. Meyer served as chief operating officer, Investment Wealth Management Division of Mercantile Bankshares Corp. (now PNC Financial Services Corp.) and has served as an officer or on the board of other mutual funds for many years.  The Board believes that his experience, particularly as it related to the operation of registered investment companies, qualifies him to serve as a Trustee.

Leigh A. Wilson.  Mr. Wilson served for many years as Chief Executive Officer of Paribas North America and as such has extensive experience in the financial sector.  He serves as an Independent Non-Executive Director and Chairman of the Board of Caledonia Mining Corporation, a Canadian mining company listed on the Toronto Stock Exchange. As a former director of the Mutual Fund Directors Forum (“MFDF”), he is familiar with the operation and regulation of registered investment companies. He served on a MFDF steering committee created at the request of then-SEC Chairman William Donaldson to recommend best practices to independent mutual fund directors.  He received the Small Fund Trustee of the Year award from Institutional Investor Magazine in 2006.  The Board believes that this experience and his previous service on the boards of other mutual funds qualifies him to serve as a Trustee.

Trustees and Officers

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska  68130. Each Trustee oversees the Funds and other series of the Trust, as well as the series of The Victory Portfolios, The Victory Variable Insurance Funds and The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the “Victory Fund Complex.”

Independent Trustees

Name, Address, and Age	Positions Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David Brooks Adcock, 63	Trustee	Since May 2015, indefinite	Consultant (since 2006).	48	The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); FBR Funds (2011-2012).
Nigel D. T. Andrews, 67	Trustee	Since May 2015, indefinite	Retired.	48	The Victory Portfolios (2002-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2002-present); The Victory Variable Insurance Funds (1 portfolio) (200-present); Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).

E. Lee Beard, 63	Trustee	Since May 2015, indefinite	Consultant, The Henlee Group, LLC. (consulting) (since 2005).	48	The Victory Portfolios (2005-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2005-present); The Victory Variable Insurance Funds (1 portfolio) (2005-present); Penn Millers Holding Corporation (January 2011 to November 2011).
Sally M. Dungan, 60	Trustee	Since May 2015, indefinite	Chief Investment Officer, Tufts University, since 2002.	48	The Victory Portfolios (2011-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2011-present); The Victory Variable Insurance Funds (1 portfolio) (2011-present);
John L. Kelly, 61	Trustee	Since May 2015, indefinite	Bulk physical commodities broker, Endgate Commodities LLC (Aug. 2014 to present); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011 to July 2014); Managing Member, Crossroad LLC (Consultants) (April 2009 to December 2011).	48

The Victory Portfolios (2008-2011 and since Feb. 2015) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-2011 and since Feb. 2015); The Victory Variable Insurance Funds (1 portfolio) (2008-2011 and since Feb. 2015); Director, Caledonia Mining

Corporation (May 2012 to

					present); Managing Member, Crossroad LLC (May 2009 to present).
David L. Meyer, 57	Trustee	Since May 2015, indefinite	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.)(2002-2008).	48	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);
Leigh A. Wilson, 70	Trustee and Chair	Since May 2015, indefinite	Director, The Mutual Fund Directors Forum (since 2004).	48	The Victory Portfolios (1994-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (1994-present); The Victory Variable Insurance Funds (1 portfolio) (1994-present); Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee and Independent Chairman, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee and Officers of the Trust

Name, Address, and Age	Positions Held With the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David C. Brown, 42*	Trustee	Since May 2015, indefinite	Chairman and Chief Executive Officer (since 2013), Co-Chief Executive Officer, (2011-2013), President – Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), Victory Capital Management Inc.; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.	48	The Victory Portfolios (2008-present) (25 portfolios); The Victory Institutional Funds (1 portfolio) (2008-present); The Victory Variable Insurance Funds (1 portfolio) (2008-present);
Christopher K. Dyer, 53	President	Since 2015, indefinite	Director of Mutual Fund Administration, the Adviser.	N/A	N/A
Scott A. Stahorsky, 45	Vice President	Since 2015, indefinite	Manager, Fund Administration, the Adviser.	N/A	N/A
Erin G. Wagner, 40	Secretary	Since 2015, indefinite	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).	N/A	N/A
Christopher A. Ponte, 31	Treasurer	Since 2015, indefinite	Senior Analyst, Fund Administration, the Adviser; registered Principal, Victory Capital Advisers, Inc. (since 2011).	N/A	N/A
Jay G. Baris, 61	Assistant Secretary	Since 2015, indefinite	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP. (1994-2011).	N/A	N/A

William Kimme 52	Chief Compliance Officer and Anti-Money Laundering Officer	Since July 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (September 2011-present- 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).	N/A	N/A

*Mr. Brown is an “Interested Person” by reason of his relationship with the Advisor.

Committees of the Board.

The following standing Committees of the Board are currently in operation: Audit and Risk Oversight, Continuing Education, Investment, Service Provider, Board Governance and Nominating, and Agenda.  In addition to these standing Committees, the Board may form temporary Special Committees to address particular areas of concern.  In addition, a Committee may form a Sub-Committee to address particular areas of concern to that Committee.

The members of the Audit and Risk Oversight Committee, all of whom are Independent Trustees, are Mr. Meyer (Chair), Mr. Adcock, Ms. Beard, and Mr. Wilson.  The primary purpose of this Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the SEC, including the 1940 Act.  The Committee also has overall responsibility for reviewing periodic reports with respect to compliance and enterprise risk, including operational risk and personnel.  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The members of the Continuing Education Committee are Mr. Meyer (Chair), Ms. Beard, and Ms. Dungan.  The function of this Committee is to develop programs to educate the Trustees to enhance their effectiveness as a Board and individually.

The members of the Investment Committee are Ms. Dungan (Chair), Mr. Andrews, Mr. Kelly and Mr. Wilson.  The function of this Committee is to oversee the Fund’s compliance with investment objectives, policies and restrictions, including those imposed by law or regulation, and assists the Board in its annual review of the Funds’ investment advisory agreements.

The members of the Service Provider Committee are Ms. Beard (Chair), Mr. Adcock, Mr. Brown, and Mr. Meyer.  This Committee negotiates the terms of the written agreements with the Funds’ service providers, evaluates the quality of periodic reports from the service providers (including reports submitted by sub-service providers) and assists the Board in its review of each Fund’s service providers, other than the investment adviser and independent auditors.

The Board Governance and Nominating Committee consists of all of the Independent Trustees.  Mr. Andrews currently serves as the Chair of this Committee.  The functions of this Committee are: to oversee Fund governance, including the nomination and selection of Trustees; to evaluate and recommend to the Board the compensation and expense reimbursement policies applicable to Trustees; and periodically, to coordinate and facilitate an evaluation of the performance of the Board.

The Board Governance and Nominating Committee will consider nominee recommendations from Fund shareholders, in accordance with procedures established by the Committee. A Fund shareholder should submit a nominee recommendation in writing to the attention of the Chair of the Trust, 4900 Tiedeman Road, Brooklyn, Ohio 44144.  The Committee (or a designated sub-committee) will screen shareholder recommendations in the same manner as it screens nominations received from other sources, such as current Trustees, management of the Fund or other individuals, including professional recruiters.  The Committee need not consider any recommendations when no vacancy on the Board exists, but the Committee will consider any such recommendation if a vacancy occurs within six months after receipt of the recommendation.  In administering the shareholder recommendation process, the Chair, in the Chair’s sole discretion, may retain the services of counsel to the Trust or to the Independent Trustees, management of the Fund or any third party.  The Committee will communicate the results of the evaluation of any shareholder recommendation to the shareholder who made the recommendation.

The Agenda Committee consists of the Chair of the Board and the Chair of each other Committee.

INVESTMENT ADVISOR

Victory Capital Management Inc. (the “Advisor”), a New York corporation located at 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs. The Advisor is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions. As of December 31, 2014, Victory Capital Management Inc. had approximately $35.9 billion in assets under management.

The Advisor is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of each Fund.

Pursuant to the Management Agreement between the Advisor and the Trust, on behalf of the Funds, effective May 1, 2015, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Advisor may contractually agree to waive management fees and/or reimburse expenses for one or more Funds as described in the prospectus from time to time.

Fund	Management Fee
Compass EMP U.S. 500 Volatility Weighted Fund
0.70%
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund
0.70%
Compass EMP International 500 Volatility Weighted Fund
0.80%
Compass EMP Emerging Market 500 Volatility Weighted Fund
0.85%
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund
0.70%
Compass EMP International 500 Enhanced Volatility Weighted Fund
0.80%

Compass EMP REC Enhanced Volatility Weighted Fund
1.05%
Compass EMP Commodity Strategies Volatility Weighted Fund
0.80%
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund
0.80%
Compass EMP Long/Short Strategies Fund
1.15%
Compass EMP Market Neutral Income Fund
0.60%
Compass EMP Enhanced Fixed Income Fund
0.40%
Compass EMP Ultra Short-Term Fixed Income Fund
0.40%

Any waiver or reimbursement by the Advisor is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred (provided the Advisor continues to serve as investment adviser to the respective Fund), if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement will be available in each Fund’s annual report to shareholders for the period ending June 30, 2015.

All expenses incurred in administration of the Funds will be charged to a particular Fund, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Funds and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Funds are also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of a particular Fund, including the expenses of communications with its shareholders, are paid by that Fund.

The Management Agreement with the Funds continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons," or by the shareholders of the applicable Fund. The Management Agreement may be terminated at any time upon 60 days' written notice by the relevant Fund or by a majority vote of the outstanding shares or 60 days' written notice by the Advisor and will terminate automatically upon assignment.

The Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

Information stated in the SAI concerning management fees paid for all periods ending prior to May 1, 2015 were made under the investment management agreement between the Trust, on behalf of the Funds, and Compass Efficient Model Portfolios, LLC (“Compass EMP”), the predecessor advisor to the Funds. The Advisor acquired substantially all of the business Compass EMP effective April 30, 2015.

DISCLOSURE OF PORTFOLIO HOLDINGS

•	Morrison & Foerster LLP. Morrison & Foerster LLP is independent legal counsel to the Trust; therefore, its personnel and agents may receive information regarding each Fund's portfolio holdings as needed with no time lag to perform the agreed upon services.

Effective May 1, 2015, The proxy voting policies and procedures attached as Appendix A to the SAI are hereby deleted.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy voting policies and procedures, described below (“Proxy Voting Policy”).

The actual voting records relating to portfolio securities for each Fund during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, (888) 944-4367 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the proxy voting (888) 944-4367 and will be sent within three business days of receipt of a request.

The Advisor’s Proxy Voting Policy is designed to: (i) ensure that proxies are voted in the best interests of shareholders of the Funds with a view toward maximizing the value of their investments; (ii) address conflicts of interests between these shareholders, on the one hand, and affiliates of the Funds, the Adviser or the Distributor, on the other, that may arise regarding the voting of proxies; and (iii) provide for the disclosure of the Funds’ proxy voting records and the Proxy Voting Policy.

To assist the Advisor in making proxy-voting decisions, the Advisor has adopted the Proxy Voting Policy that establishes voting guidelines (“Proxy Voting Guidelines”) with respect to certain recurring issues. The Policy is reviewed on an annual basis by the Advisor’s Proxy Committee (“Proxy Committee”) and revised when the Committee determines that a change is appropriate.

Voting under the Proxy Voting Policy may be executed through administrative screening per established guidelines with oversight by the Advisor’s Proxy Committee or upon vote by a quorum of the Committee. The Advisor delegates to Institutional Shareholder Services (“ISS”), an independent service provider, the non-discretionary administration of proxy voting for the Trust, subject to oversight by the Proxy Committee. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by the Advisor.

The Advisor votes proxies in the best interests of the Fund and its shareholders. This entails voting client proxies with the objective of increasing the long-term economic value of Fund assets. The Advisor’s Proxy Committee determines how proxies are voted by following established guidelines, which are intended to assist in voting proxies and are not considered rigid rules. The Proxy Committee is directed to apply the guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the Funds or if required by the Board. In such cases, the Advisor may consider, among other things:

•	the effect of the proposal on the underlying value of the securities
•	the effect on marketability of the securities
•	the effect of the proposal on future prospects of the issuer
•	the composition and effectiveness of the issuer’s board of directors
•	the issuer’s corporate governance practices
•	the quality of communications from the issuer to its shareholders

The Adviser may also take into account independent third-party, general industry guidance or other corporate governance review sources when making decisions. It may additionally seek guidance from other senior internal sources with special expertise on a given topic where it is appropriate. The investment team’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in a Fund’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

Occasionally, conflicts of interest arise between the Adviser’s interests and those of a Fund or another client. When this occurs, the Proxy Committee must document the nature of the conflict and vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue. In the event that the Proxy Voting Guidelines are inapplicable or do not mitigate the conflict, the Adviser will seek the opinion of the Adviser’s Chief Compliance Officer or consult with an external independent adviser. In the case of a Proxy Committee member having a personal conflict of interest (e.g. a family member is on the board of the issuer), such member will abstain from voting. Finally, the Adviser reports to the Board annually any proxy votes that took place involving a conflict, including the nature of the conflict and the basis or rationale for the voting decision made.

LEGAL MATTERS

Effective May 1, 2015, legal advice regarding certain matters relating to the federal securities laws applicable to the Funds and the offer and sale of their shares has been provided by Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019.

* * * * * * * * * *

This Supplement and the existing Statement of Additional Information dated November 1, 2014 provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.